Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Impact of Transition to IFRS 9 on Retained Earnings and Reserves and Related Tax Impact

The following table summarises the impact of transition to IFRS 9 on retained earnings and reserves and the related tax impact at January 1, 2018.

Retained earnings	RMB million
Transferred from fair value reserve (recycling) relating to financial assets now measured at fair value through profit or loss (FVPL)	30
Remeasurement of other investments in equity securities now measured at FVPL at January 1, 2018	23
Related tax	(5)
Effect of the above changes on non-controlling interests	(8)

Net increase in retained earnings at January 1, 2018	40

Fair value reserve (recycling)
Transferred to retained earnings relating to financial assets now measured at FVPL	(30)
Transferred to fair value reserve (non-recycling) relating to equity securities now measured at fair value through other comprehensive income (FVOCI)	(210)

Net decrease in fair value reserve (recycling) at January 1, 2018	(240)

Fair value reserve (non-recycling)
Transfer and remeasurement effect of other investments in equity securities now measured at FVOCI at January 1, 2018	334
Related tax	(31)

Net increase in fair value reserve (non-recycling) at January 1, 2018	303

Non-controlling interests
Remeasurement of other investments in equity securities now measured at FVPL in non-controlling interests at January 1, 2018	8

Summary of Original Measurement Categories For Each Class of Financial Assets Under IAS 39 and Reconciles Carrying Amounts of Financial Assets Determined in Accordance with IAS 39 to those Determined in Accordance with IFRS 9

The following table shows the original measurement categories for each class of the Group’s financial assets under IAS 39 and reconciles the carrying amounts of those financial assets determined in accordance with IAS 39 to those determined in accordance with IFRS 9.

	IAS 39 carrying amount at December 31, 2017	Reclassification	Remeasurement	IFRS 9 carrying amount at January 1, 2018
	RMB million	RMB million	RMB million	RMB million
Financial assets measured at FVOCI (non-recyclable)
Other equity instrument investments	—	637	124	761

Financial assets carried at FVPL
Other non–current financial assets	—	88	23	111

Financial assets classified as available-for-sale under IAS 39
Available-for-sale financial assets	622	(622)	—	—
Other investments in equity securities	103	(103)	—	—

Summary of Impact of Transition to IFRS 15 on Total Equity

The following table summarises the impact of transition to IFRS 15 on total equity at January 1, 2018:

RMB million
Total equity
Earlier recognition of ticket breakage revenue	682
Change in measurement of revenue under frequent flyer award programmes	89
Related income tax	(192)

Total equity	579
Representing:
Attributable to equity shareholders of the Company	526
Non-controlling interests	53

Summary of Estimated Impact of Adoption of IFRS 15

The following tables summarise the estimated impact of adoption of IFRS 15 on the Group’s consolidated financial statements for the year ended December 31, 2018, by comparing the amounts reported under IFRS 15 in these consolidated financial statements with estimates of the hypothetical amounts that would have been recognised under IAS 18 and IAS 11 if those superseded standards had continued to apply to 2018 instead of IFRS 15. These tables show only those line items impacted by the adoption of IFRS 15:

	Amounts reported in accordance with IFRS 15 (A) RMB million	Hypothetical amounts under IASs 18 and 11 (B) RMB million	Difference: Estimated impact of adoption of IFRS 15 on 2018 (A)-(B) RMB million
Line items in the consolidated income statement for year ended December 31, 2018 impacted by the adoption of IFRS 15:
Traffic revenue	138,064	136,641	1,423
Other operating revenue	5,559	6,855	(1,296)
Total operating revenue	143,623	143,496	127
Profit before income tax	4,364	4,237	127
Income tax	(1,000)	(968)	(32)
Profit for the year	3,364	3,269	95
Profit attributable to:
Equity shareholders of the Company	2,895	2,805	90
Non-controlling interests	469	464	5
Earnings per share
Basic and diluted	RMB0.27	RMB0.26	RMB0.01
Line items in the consolidated statement of comprehensive income for year ended December 31, 2018 impacted by the adoption of IFRS 15:
Total comprehensive income for the year	3,619	3,524	95
Total comprehensive income attributable to:
Equity shareholders of the Company	3,048	2,958	90
Non-controlling interests	571	566	5

	Amounts reported in accordance with IFRS 15 (A) RMB million	Hypothetical amounts under IASs 18 and 11 (B) RMB million	Difference: Estimated impact of adoption of IFRS 15 on 2018 (A)-(B) RMB million
Line items in the consolidated statement of financial position as at December 31, 2018 impacted by the adoption of IFRS 15:
Deferred tax assets	1,566	1,570	(4)
Non-current assets	222,877	222,881	(4)
Contract liabilities	(1,693)	—	(1,693)
Sales in advance of carriage	(8,594)	(9,357)	763
Deferred revenue	—	(1,808)	1,808
Current income tax	(369)	(130)	(239)
Total current liabilities	(83,687)	(84,326)	639
Total assets less current liabilities	163,262	162,627	635
Deferred revenue	—	(2,057)	2,057
Other non-current liabilities	(2,036)	(18)	(2,018)
Total non-current liabilities	(84,793)	(84,832)	39
Reserves	(52,990)	(52,374)	(616)
Total equity attributable to equity shareholders of the Company	(65,257)	(64,641)	(616)
Non-controlling interests	(13,212)	(13,154)	(58)
Total equity	(78,469)	(77,795)	(674)

	Amounts reported in accordance with IFRS 15 (A) RMB million	Hypothetical amounts under IASs 18 and 11 (B) RMB million	Difference: Estimated impact of adoption of IFRS 15 on 2018 (A)-(B) RMB million
Line items in the reconciliation of profit before income tax to cash generated from operating activities for year ended December 31, 2018 (Note 34(b)) impacted by the adoption of IFRS 15:
Profit before income tax	4,364	4,237	127
Increase in contract liabilities	232	—	232
Increase in sales in advance of carriage	1,441	1,504	(63)
Increase in deferred revenue	—	514	(514)
Increase in other non-current liabilities	218	—	218

Estimated Useful Lives for Depreciation Using Straight Line Method of Other Property, Plant and Equipment

Except for components related to overhaul costs, the depreciation of other property, plant and equipment is calculated to write off the cost of items, less their estimated residual value, if any, using the straight line method over their estimated useful lives as follows:

Buildings	5 to 35 years
Owned and finance leased aircraft	15 to 20 years
Other flight equipment
–Jet engines	15 to 20 years
–Others, including rotables	3 to 15 years
Machinery and equipment	4 to 10 years
Vehicles	6 to 8 years